Other Assets and Liabilities	12 Months Ended
Dec. 31, 2016
Other Assets And Liabilities
Other Assets and Liabilities

Note 5 - Other assets and liabilities

On January 22, 2016, we entered into a Purchase Agreement with Omega 5 Technologies, Inc. to acquire the worldwide ownership of the DermaWand patent and all related trademarks and intellectual property for the sum of $1,200,000 to be paid out as follows: $300,000 per year for calendar years 2016 through 2019, payable in uniform quarterly installments on or before the last day of each calendar quarter. As a result, effective January 1, 2016, we are no longer obligated to make royalty payments on sales of DermaWandTM. There shall be no interest charged, and we may, in our sole discretion, at any time without permission or penalty pre-pay some or all of the purchase price. Under our old licensing agreement, we had been assigned the patents, related trademarks, and exclusive commercial rights to DermaWand based upon a $2.50 per unit fee and maintaining annual minimum royalty requirements.

As a result of the agreement, we recorded an offsetting asset and liability at January 1, 2016 in the amount of $1,200,000 for the asset from the intellectual property acquired and a corresponding liability per the payment schedule. As there is no interest charged with the purchase agreement we recorded a discount for imputed interest of approximately $37,000, calculated based on the applicable federal rates at January 22, 2016 of 1.45%, which will be amortized over the term of the agreement using the effective interest method. The other asset balance for the patent and trademark will be amortized using the straight-line method over the four-year period of the agreement, which at this time is management’s best estimate of the remaining useful life.

As of December 31, 2016, the other liability balance was approximately $954,000, including the discount for imputed interest of approximately $21,000, of which approximately $290,000 was current. For the year ended December 31, 2016, we amortized approximately $15,000 of interest expense related to the discount for imputed interest. The other asset balance was approximately $873,000 as of December 31, 2016 with amortization of approximately $291,000 being recorded in cost of sales for the year ended December 31, 2016. The accumulated amortization was approximately $291,000 as of December 31, 2016. There was approximately $782,000 in royalty expense for DermaWand for the year ended December 31, 2015. Management evaluates the other asset for impairment when there is a triggering event and concluded there was no such event as of December 31, 2016.